UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)         (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2008

The Hillman Advantage Equity Fund

The Hillman Focused Advantage Fund

March 31, 2008

(Unaudited)

No Load Shares

Class A Shares

Class B Shares

Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds (“Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

Statements in this semi-annual report that reflect projections or expectations of future financial or economic performance of the Hillman Capital Management Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, management style risk. In addition, the Focus Advantage Fund is subject to the following risks: non-diversified status risk, and sector focus risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2008.

For More Information on Your Hillman Capital Management (Hillman) Mutual Funds:

See Our Website @ www.hillmancapital.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Fund Expenses (Unaudited) (Continued)

The Hillman Advantage Equity Fund No Load Class Shares	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$877.50	$6.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.47

The Hillman Advantage Equity Fund Class A Shares	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$877.80	$6.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.26

The Hillman Advantage Equity Fund Class B Shares	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$878.60	$5.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.26

The Hillman Advantage Equity Fund Class C Shares	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$878.70	$5.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.26

*Expenses are equal to the Fund’s six month expense ratio (1.48% for the No Load Class, 1.44% for Class A and 1.24% for Class B and Class C) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 366 (to reflect the semi-annual period).

The Hillman Focused Advantage Fund No Load Class Shares	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period**
Actual	$1,000.00	$826.60	$6.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.26

The Hillman Focused Advantage Fund Class A Shares	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period**
Actual	$1,000.00	$826.50	$6.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.26

The Hillman Focused Advantage Fund Class B Shares	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period**
Actual	$1,000.00	$824.20	$9.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.90	$10.18

The Hillman Focused Advantage Fund Class C Shares	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period**
Actual	$1,000.00	$824.40	$9.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.75	$10.33

** Expenses are equal to the Fund’s six month expense ratio (1.44% for the No Load Class and Class A, 2.02% for Class B, and 2.05% for Class C) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 366 (to reflect the semi-annual period).

Dear Shareholder,

Times of crisis, fear and capitulation are seldom enjoyed by investors as volatility often concurrently increases. However, these situations have historically offered opportunities for patient shareholders to increase their equity exposure. We believe that the best way to allocate capital is by investing in individual companies which we believe have a sustainable competitive advantage at times when we think their shares are undervalued. In our opinion, this is the best way to achieve strong performance over the long-term. We feel that our focus on the underlying business and competitive position of each firm has served us well in the past and we anticipate it will continue to do so over longer periods of time.

The investment team at Hillman Capital Management (HCM) has continuously discussed the volatility and uncertainty in the equity markets – a characteristic we expect to continue. Likewise, we have routinely mentioned the challenging task currently facing the Federal Reserve and its likelihood of persistence. The S&P 500, a widely followed market proxy, declined 9.44% during the first quarter of 2008 after declining 3.33% in the fourth quarter of 2007. Equity markets have declined, in our opinion, due to a confluence of events including, but not limited to, the following: slowing Gross Domestic Product (GDP), a declining domestic currency, elevated commodity and energy prices, political uncertainty, tightening credit conditions, declining home prices, and slowing - although still above trend - global economic growth. The longer-term outlook for equity investors offers cause for optimism as interest rates continue to decline and remain historically low, with the eventual stabilization of the housing market, the passage of The Economic Stimulus Act of 2008 and strong export growth - all factors that should positively affect both the economy and equity markets. There is seldom broad agreement among market participants with respect to the precise timing and relative impact of these macroeconomic themes but generally speaking, we believe the long-term health of the U.S. economy and market structure remains competitive.

The overall health of the economy and its more immediate outlook has received considerable attention in both the mainstream financial media and in the political arena. Not only is there considerable disagreement about the coming quarters but little consensus exists as to the current state of the economy. Real GDP has grown 3.6%, 3.1%, 2.9% and 2.2% annually since 2004 to 2007 respectively. During the most recent four quarters the real economy grew 0.6%, 3.8%, 4.9%, and 0.6% respectively. When examined, the decline in annual gains in real GDP become more evident upon comparison to the divergent quarterly data points. We expect real GDP to remain anomalous in the very near term, with real declines possible, but we remain confident that the aforementioned drivers of longer-term economic growth will eventually dominate shorter-term concerns.

In previous communications we have noted that, in the United States, consumer spending accounts for approximately 70% of GDP.1 Over time, the U.S. consumer has continued to spend vigorously and has been willing to take on debt in order to finance consumption; much of this financing has come from both credit cards and residual equity in homes. We continue to believe that consumer spending will, like the top line real GDP figures, be somewhat mercurial in the very near-term as consumers face increasingly stringent credit terms and declining home prices. Given the importance of consumer spending, economists and market watchers alike spend a great deal of time forecasting both spending and the overall mood of the consumer sector as measured by various sentiment indices; one such gauge is The Conference Board’s Consumer Confidence Index. The Conference Board’s measurement of consumer confidence dropped to 64.5 – a level not seen since 1973 which was accompanied by a recession2. Similarly, the Commerce

Department recently reported that consumer spending slowed in February, showing a 0.1% increase, its weakest performance since a 0.1% decline in September 20063.

The Federal Reserve (the Fed) remains in the precarious position of having to balance the current mix of elevated commodity prices, the tightening of credit markets, and the uncertain macroeconomic environment. The Fed has taken aggressive action in recent months, dropping the Fed Funds rate to 2.25% - over 300 basis points since September 20074. In the text accompanying the most recent interest rate cut of 75 basis points, the Fed continued to warn of “slowing economic activity, distressed financial markets, tightening credit conditions and weak housing data” while simultaneously stating that it [the Fed] will “continue to monitor inflation developments carefully.”5 As the Fed statement indicates, along with our discussion of the state of the consumer, a near-term period of slower growth has become increasingly likely, if not already upon us. However, we acknowledge that temporary slowdowns in economic activity are inevitable and go part in parcel with periods of expansion.

Each period of contraction or expansion has variant root causes and consequences, some calculated while others unintended. In response to weak GDP earlier in the decade, the Federal Reserve aggressively cut interest to stimulate the economy. While necessary at the time, one unintended consequence, coupled with some creative risk management approaches on Wall Street, was the dramatic price increases in housing. A period of stability and euphoria in any asset class is often followed by a period of instability, as is currently the case in the housing and leveraged finance markets respectively. The U.S. economy has remained flexible and overcome past periods of weakness and we expect it to continue to do so over time.

On balance, we believe that equity markets will provide solid returns over time and these interim concerns will be viewed as fleeting in the coming quarters. Irrespective of where we believe we are in the larger economic cycle, the state of the consumer, the future direction of interest rates or the health of the housing sector, our philosophy here at HCM remains unchanged: to invest in companies we believe possess a sustainable competitive advantage in their industries at times when we think their securities are undervalued. We believe that relentlessly focusing on the individual competitive merits of the companies in which we invest is the most prudent way to achieve market out-performance over time.

Sincerely,

Mark Hillman

1	The Bureau of Economic Analysis
2	The Wall Street Journal: “Confidence, Housing Slide”
3	Various Sources: Ibid, The Commerce Department
4	The Wall Street Journal: “Credit Worries Ease as Fed Cuts”
5	The Federal Reserve

Disclosures:

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, short sales risk, for the Focused Fund only:

management style risk, non-diversified fund risk, and sector focus risk. More information about these risks and other risks can be found in the Funds’ prospectus.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Hillman Capital Management, Inc. is a registered investment advisor. More information about the about the advisor can be obtained by visiting www.hillmancapital.com.

Statements contained herein that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. The information presented here should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any of the securities transactions, holdings or sectors discussed were or will prove to be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the securities discussed herein. All recommendations within the preceding 12 months or applicable period are available upon request. HCM-08-84

Underwriter and Distributor: Capital Investment Group, Inc.

116 South Franklin Street

Rocky Mount, NC 27804

Phone (800) 773-3863

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2008
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 98.52%			Household Products/Wares - 2.28%
			The Clorox Company	7,400	$ 419,136
Aerospace/Defense - 2.23%
The Boeing Company	5,500	$ 409,035	Internet - 4.76%
			* Akamai Technologies, Inc.	14,800	416,768
Biotechnology - 2.12%			* Yahoo! Inc.	15,800	457,094
* Amgen Inc.	9,300	388,554			873,862
			Investment Company (Closed-ended) - 1.86%
Chemicals - 2.55%			Allied Capital Corporation	18,500	340,955
E.I. du Pont de Nemours
and Company	10,000	467,600	Leisure Time - 2.23%
			Harley-Davidson, Inc.	10,900	408,750
Computers - 4.57%
Hewlett-Packard Company	9,800	447,468	Media - 4.20%
International Business Machines			The Walt Disney Company	12,200	382,836
Corporation (IBM)	3,400	391,476	Time Warner Inc.	27,700	388,354
		838,944			771,190
Diversified Financial Services - 7.95%			Miscellaneous Manufacturing - 4.53%
Citigroup Inc.	14,900	319,158	3M Co.	4,900	387,835
JPMorgan Chase & Co.	9,000	386,550	General Electric Company	12,000	444,120
Lehman Brothers Holdings Inc.	8,600	323,704			831,955
The Goldman Sachs Group, Inc.	2,600	430,014	Oil & Gas - 2.07%
		1,459,426	Exxon Mobil Corporation	4,500	380,610
Food - 11.78%
Campbell Soup Company	12,900	437,955	Oil & Gas Services - 2.06%
H.J. Heinz Company	8,500	399,245	* Transocean Inc.	2,800	378,560
Kellogg Company	9,000	473,040
McCormick & Company,			Pharmaceuticals - 4.00%
Incorporated	12,000	443,640	Merck & Co., Inc.	9,000	341,550
Whole Foods Market, Inc.	12,400	408,828	Pfizer Inc.	18,800	393,484
		2,162,708			735,034
Hand/Machine Tools - 1.98%			Real Estate Investment Trust - 2.17%
Black & Decker Corporation	5,500	363,550	Host Hotels & Resorts Inc.	25,000	398,000

Healthcare - Products - 2.15%			Retail - 11.35%
Johnson & Johnson	6,100	395,707	Brinker International, Inc.	24,100	447,055
			McDonald's Corporation	7,100	395,967
Healthcare - Services - 1.83%			Target Corporation	8,300	420,644
Aetna Inc.	8,000	336,720	The Home Depot, Inc.	15,000	419,550
			Wal-Mart Stores, Inc.	7,600	400,368
Home Builders - 2.25%					2,083,584
D.R. Horton, Inc.	26,200	412,650

					(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2008
	Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)			Summary of Investments by Industry
				% of Net Assets	Market
Semiconductors - 4.53%			Industry		Value
Intel Corporation	20,000	$ 423,600	Aerospace/Defense	2.23%	$ 409,035
* Lam Research Corporation	10,700	408,954	Biotechnology	2.12%	388,554
		832,554	Chemicals	2.55%	467,600
Software - 2.24%			Computers	4.57%	838,944
* Oracle Corporation	21,000	410,760	Diversified Financial Services	7.95%	1,459,426
			Food	11.78%	2,162,708
Telecommunications - 8.51%			Hand/Machine Tools	1.98%	363,550
AT&T Inc.	10,400	398,320	Healthcare - Products	2.15%	395,707
Corning Incorporated	16,500	396,660	Healthcare - Services	1.83%	336,720
Motorola, Inc.	39,100	363,630	Home Builders	2.25%	412,650
Verizon Communications Inc.	11,100	404,595	Household Products/Wares	2.28%	419,136
		1,563,205	Internet	4.76%	873,862
Transportation - 2.32%			Investment Company (Closed-end)	1.86%	340,955
FedEx Corp.	4,600	426,282	Investment Company (Open-end)	1.29%	237,323
			Leisure Time	2.23%	408,750
Total Common Stocks (Cost $17,563,823)		18,089,331	Media	4.20%	771,190
			Miscellaneous Manufacturing	4.53%	831,955
INVESTMENT COMPANY (Open-ended) - 1.29%			Oil & Gas	2.07%	380,610
§	Evergreen Institutional Money Market Fund, 3.27%		Oil & Gas Services	2.06%	378,560
(Cost $237,323)	237,323	237,323	Pharmaceuticals	4.00%	735,034
			Real Estate Investment Trust	2.17%	398,000
Total Investments (Cost $17,801,146) - 99.81%		$18,326,654	Retail	11.35%	2,083,584
Other Assets Less Liabilities - 0.19%		35,415	Semiconductors	4.53%	832,554
			Software	2.24%	410,760
Net Assets - 100.00%		$18,362,069	Telecommunications	8.51%	1,563,205
			Transportation	2.32%	426,282
*	Non-income producing investment.		Total	99.81%	$18,326,654
§	Represents 7 day effective yield at March 31, 2008.

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2008
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 95.36%			Semiconductors - 4.72%
			* Lam Research Corporation	109,000	$ 4,165,980
Aerospace/Defense - 4.21%
The Boeing Corporation	50,000	$ 3,718,500	Telecommunications - 14.94%
			AT&T Inc.	121,000	4,634,300
Chemicals - 5.03%			Motorola, Inc.	423,000	3,933,900
E.I. du Pont de Nemours and			Verizon Communications, Inc.	126,500	4,610,925
Company	95,000	4,442,200			13,179,125
			Transportation - 4.57%
Computers - 5.69%			FedEx Corp.	43,500	4,031,145
Hewlett-Packard Company	110,000	5,022,600
			Total Common Stocks (Cost $96,078,382)		84,157,762
Diversified Financial Services - 12.86%
Citigroup Inc.	153,870	3,295,895	INVESTMENT COMPANY - 4.22%
JPMorgan Chase & Co.	102,866	4,418,095	§	Evergreen Institutional Money Market Fund, 3.27%
The Goldman Sachs Group,			(Cost $3,725,398)	3,725,398	3,725,398
Inc.	22,000	3,638,580
		11,352,570	Total Investments
Financial Services - 4.17%			(Cost $99,803,780) - 99.58%		$ 87,883,160
Allied Capital Corporation	199,798	3,682,277	Other Assets Less Liabilities - 0.42%		369,494

Food - 3.92%			Net Assets - 100.00%		$ 88,252,654
Whole Foods Market, Inc.	105,000	3,461,850	* Non-income producing investment. § Represents 7 day effective yield at March 31, 2008.

Healthcare - Services - 4.10%
Aetna Inc.	86,000	3,619,740	Summary of Investments by Industry
				% of Net Assets	Market
Home Builders - 5.16%			Industry		Value
D.R. Horton, Inc.	289,000	4,551,750	Aerospace/Defense	4.21%	$ 3,718,500
			Chemicals	5.03%	4,442,200
Internet - 5.62%			Computers	5.69%	5,022,600
* Akamai Technologies, Inc.	176,000	4,956,160	Diversified Financial Services	12.86%	11,352,570
			Financial Services	4.17%	3,682,277
Miscellaneous Manufacturing - 5.64%			Food	3.92%	3,461,850
General Electric Company	134,500	4,977,845	Healthcare - Services	4.10%	3,619,740
			Home Builders	5.16%	4,551,750
Oil & Gas - 5.75%			Internet	5.62%	4,956,160
Exxon Mobil Corporation	60,000	5,074,800	Investment Company	4.22%	3,725,398
			Miscellaneous Manufacturing	5.64%	4,977,845
Real Estate Investment Trust - 4.10%			Oil & Gas	5.75%	5,074,800
Host Hotels & Resorts, Inc.	227,000	3,613,840	Real Estate Investment Trust	4.10%	3,613,840
			Retail	4.88%	4,307,380
Retail - 4.88%			Semiconductors	4.72%	4,165,980
The Home Depot, Inc.	154,000	4,307,380	Telecommunications	14.94%	13,179,125
			Transportation	4.57%	4,031,145
			Total	99.58%	$ 87,883,160
See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)
	Advantage Equity	Focused Advantage
As of March 31, 2008	Fund	Fund

Assets:
Investments, at cost	$ 17,801,146	$ 99,803,780
Investments, at value (note 1)	$ 18,326,654	$ 87,883,160
Receivables:
Fund shares sold	18,193	261,817
Dividends and Interest	24,221	132,202
Prepaid expenses
Fund accounting fees	4,500	4,500
Compliance fees	646	646
Other expenses	2,982	10,925
Due from affiliates:
Advisor (note 2)	4,898	-
Total Assets	18,382,094	88,293,250

Liabilities:
Payables:
Fund shares repurchased	736	26,086
Accrued expenses	18,023	14,510
Disbursements in excess of cash demand	1,266	-
Total Liabilities	20,025	40,596

Net Assets	$ 18,362,069	$ 88,252,654

Net Assets Consist of:
Capital	$ 16,948,543	$ 102,623,160
Accumulated net investment income (loss)	(2,013)	39,304
Accumulated net realized gain (loss) on investments	890,031	(2,489,190)
Net unrealized appreciation (depreciation) on investments	525,508	(11,920,620)
Total Net Assets	$ 18,362,069	$ 88,252,654

No Load Shares Outstanding, no par value (unlimited shares authorized)	1,572,273	7,160,548
Net Assets- No Load Shares	$ 18,250,890	$ 87,203,966
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$ 11.61	$ 12.18

Class A Shares Outstanding, no par value (unlimited shares authorized)	7,536	39,382
Net Assets- Class A Shares	$ 88,365	$ 481,621
Net Asset Value and Redemption Price Per Share	$ 11.73	$ 12.23
Offering Price Per Share (Net Asset Value ÷ 0.9425)	$ 12.45	$ 12.98

Class B Shares Outstanding, no par value (unlimited shares authorized)	916	7,452
Net Assets- Class B Shares	$ 10,789	$ 90,445
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$ 11.78	$ 12.14

Class C Shares Outstanding, no par value (unlimited shares authorized)	1,127	39,172
Net Assets- Class C Shares	$ 13,291	$ 476,622
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$ 11.79	$ 12.17

(a)	Class B and C shares have a contingent deferred sales charge (note 1).
See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Operations
(Unaudited)
	Advantage Equity	Focused Advantage
For the six month period ended March 31, 2008	Fund	Fund

Investment Income:
Dividends	$259,546	$1,103,231

Total Income	259,546	1,103,231

Expenses:
Advisory fees (note 2)	115,266	486,007
Administration fees (note 2)	14,408	54,851
Transfer agent fees (note 2)	18,582	21,432
Registration and filing administration fees (note 2)	19,500	19,500
Fund accounting fees (note 2)	28,153	31,860
Compliance services fees (note 2)	3,875	3,875
Custody fees (note 2)	3,503	16,821
Distribution and service fees - No Load Shares (note 3)	27,758	97,665
Distribution and service fees - Class A Shares (note 3)	75	451
Distribution and service fees - Class B Shares (note 3)	-	406
Distribution and service fees - Class C Shares (note 3)	-	2,064
Legal fees	11,624	11,624
Audit and tax preparation fees	7,500	7,500
Registration and filing expenses	32,095	38,428
Printing expenses	300	2,000
Trustees' fees and meeting expenses	3,148	3,149
Securities pricing fees	2,000	875
Other operating expenses	6,500	15,500

Total Expenses	294,287	814,008

Expenses reimbursed by advisor (note 2)	(7,997)	-
Advisory fees waived (note 2)	(115,268)	(110,157)

Net Expenses	171,022	703,851

Net Investment Income	88,524	399,380

Net Realized and Unrealized (Loss) Gain from Investments:
Net realized gain from Investments	1,391,586	278,017
Change in unrealized appreciation on investments	(4,719,824)	(19,276,849)

Net Realized and Unrealized Loss on Investments	(3,328,238)	(18,998,832)

Net Decrease in Net Assets Resulting from Operations	$(3,239,714)	$(18,599,452)

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets
	Advantage Equity Fund	Focused Advantage Fund
	March 31,	September 30,	March 31,	September 30,
For the six month period or fiscal year ended	2008 (a)	2007	2008 (a)	2007

Operations:
Net investment income	$ 88,524	$ 131,172	$ 399,380	$ 556,255
Net realized gain from investment transactions	1,391,586	1,136,565	278,017	5,810,089
Capital gain distributions from other
investment companies	-	33,580	-	251,016
Change in unrealized appreciation on investments	(4,719,824)	1,539,309	19,276,849)	4,933,745
Net (Decrease) Increase in Net Assets
Resulting from Operations	(3,239,714)	2,840,626	(18,599,452)	11,551,105
Distributions to Shareholders: (note 5)
Net investment income - No Load Class Shares	(89,913)	(167,837)	(357,866)	(810,378)
Net investment income - Class A Shares	(487)	(35)	(1,196)	(4,830)
Net investment income - Class B Shares	(61)	-	(199)	(682)
Net investment income - Class C Shares	(76)	-	(815)	(1,386)
Net realized gain from investment transactions -
No Load Class Shares	(1,627,186)	(1,765,101)	(8,299,490)	(5,767,892)
Net realized gain from investment transactions -
Class A Shares	(6,278)	(806)	(34,082)	(1,823)
Net realized gain from investment transactions -
Class B Shares	(763)	(805)	(9,308)	(1,090)
Net realized gain from investment transactions -
Class C Shares	(763)	(805)	(42,279)	(10,561)
Decrease in Net Assets Resulting from Distributions	(1,725,527)	(1,935,389)	(8,745,235)	(6,598,642)
Capital Share Transactions: (note 6)
No Load Shares
Shares sold	228,057	1,568,359	30,074,479	66,339,672
Reinvested dividends and distributions	1,696,083	1,905,648	8,252,690	5,468,407
Shares repurchased	(4,681,885)	(1,971,818)	(29,162,556)	(49,787,080)
Class A Shares
Shares sold	87,689	-	213,441	585,765
Reinvested dividends and distributions	6,765	841	34,565	6,582
Shares repurchased	-	-	(236,492)	(19,091)
Class B Shares
Shares sold	-	-	-	105,878
Reinvested dividends and distributions	825	805	9,507	1,772
Shares repurchased	-	-	(8,962)	-
Class C Shares
Shares sold	2,500	-	67,350	565,660
Reinvested dividends and distributions	839	805	43,095	11,947
Shares repurchased	-	-	(84,047)	(14,896)
(Decrease) Increase from Capital Share Transactions	(2,659,127)	1,504,640	9,203,070	23,264,616
Net (Decrease) Increase in Net Assets	(7,624,368)	2,409,877	(18,141,617)	28,217,079

Net Assets:
Beginning of Period	25,986,437	23,576,560	106,394,271	78,177,192
End of Period	$18,362,069	$25,986,437	$88,252,654	$106,394,271

Accumulated Net Investment (Loss) Income	$ (2,013)	$ -	$ 39,304	$ -

(a) Unaudited.
See Notes to Financial Statements

Hillman Capital Management Funds

Financial Highlights	Advantage Equity Fund
	No Load
For a share outstanding during the	March 31,	September 30,
fiscal year or six month period ended	2008 (e)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$ 14.24	$ 13.75	$ 12.76	$ 11.56	$ 10.25	$ 8.51
Income from Investment Operations:
Net investment income (loss)	0.06	0.07	0.08	0.09	0.13	0.14
Net realized and unrealized gain (loss)
on securities	(1.73)	1.53	1.23	1.40	1.27	1.83
Total from Investment Operations	(1.67)	1.60	1.31	1.49	1.40	1.97
Less Distributions:
Dividends (from net investment income)	(0.06)	(0.09)	(0.15)	(0.10)	(0.09)	(0.15)
Distributions (from capital gains)	(0.90)	(1.02)	(0.17)	(0.19)	-	(0.08)
Total Distributions	(0.96)	(1.11)	(0.32)	(0.29)	(0.09)	(0.23)

Net Asset Value, End of Period	$ 11.61	$ 14.24	$ 13.75	$ 12.76	$ 11.56	$ 10.25

Total Return	(12.25%)	11.99%	10.41%	13.02%	13.63%	23.46%
Net Assets, End of Period (in thousands)	$ 18,251	$ 25,950	$23,544	$20,064	$ 15,354	$11,754
Average Net Assets for the Period (in thousands)	$ 22,958	$ 25,544	$20,994	$18,682	$ 14,244	$ 8,448
Ratio of Gross Expenses to Average Net Assets (b)	2.56% (d)	2.40%	2.11%	2.18%	2.24%	2.61%
Ratio of Net Expenses to Average Net Assets (b)	1.48% (d)	1.49%	1.61%	1.75%	1.75%	1.83%
Ratio of Net Investment
Income to Average Net Assets	0.77% (d)	0.51%	0.67%	0.81%	1.15%	1.62%

Portfolio Turnover Rate	15.36%	12.18%	38.18%	12.11%	17.14%	19.71%

	Focused Advantage Fund
	No Load
For a share outstanding during the	March 31,	September 30,
fiscal year or six month period ended	2008 (e)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$ 16.15	$ 15.26	$ 14.73	$ 11.82	$ 9.63	$ 6.55
Income from Investment Operations:
Net investment income	0.06	0.09	0.09	-	0.03	0.04
Net realized and unrealized (loss) gain
on securities	(2.73)	1.97	0.95	2.92	2.17	3.08
Total from Investment Operations	(2.67)	2.06	1.04	2.92	2.20	3.12
Less Distributions:
Dividends (from net investment income)	(0.05)	(0.13)	(0.09)	(0.01)	(0.01)	(0.04)
Distributions (from capital gains)	(1.25)	(1.04)	(0.42)	-	-	-
Total Distributions	(1.30)	(1.17)	(0.51)	(0.01)	(0.01)	(0.04)

Net Asset Value, End of Period	$ 12.18	$ 16.15	$ 15.26	$ 14.73	$ 11.82	$ 9.63

Total Return	(17.34%)	13.81%	7.15%	24.69%	22.82%	47.60%
Net Assets, End of Period (in thousands)	$ 87,204	$105,093	$78,144	$65,180	$ 11,851	$ 5,157
Average Net Assets for the Period (in thousands)	$ 96,132	$ 93,766	$88,103	$32,265	$ 8,329	$ 3,879
Ratio of Gross Expenses to Average Net Assets (b)	1.72%	(d) 1.71%	1.62%	1.89%	2.58%	3.93%
Ratio of Net Expenses to Average Net Assets (b)	1.44%	(d) 1.48%	1.53%	1.75%	1.75%	2.10%
Ratio of Net Investment
Income (Loss) to Average Net Assets	0.82%	(d) 0.60%	0.57%	0.02%	0.39%	0.53%

Portfolio Turnover Rate	9.65%	37.86%	43.27%	39.94%	37.80%	41.37%

(a)	For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b)	The expense ratios listed reflect the total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).

(c)	Total return does not reflect payment of sales charge.
(d)	Annualized.
(e)	Unaudited.
See Notes to Financial Statements (Continued)

Hillman Capital Management Funds

Financial Highlights						Advantage Equity Fund
Class A						Class B				Class C
March 31,		September 30,				March 31,		September 30,	March 31,			September 30,
2008 (e)		2007		2006 (a)		2008 (e)		2007	2006 (a)		2008 (e)		2007	2006 (a)

$ 14.38		$ 13.79		$ 12.62		$ 14.44		$ 13.81	$ 12.62		$ 14.44		$ 13.81	$ 12.62

(0.04)		0.10		0.02		0.06		0.10	0.02		0.02		0.10	0.02

(1.64)		1.55		1.17		(1.75)		1.55	1.17		(1.70)		1.55	1.17
(1.68)		1.65		1.19		(1.69)		1.65	1.19		(1.68)		1.65	1.19

(0.07)		(0.04)		(0.02)		(0.07)		-	-		(0.07)		-	-
(0.90)		(1.02)		-		(0.90)		(1.02)	-		(0.90)		(1.02)	-
(0.97)		(1.06)		(0.02)		(0.97)		(1.02)	-		(0.97)		(1.02)	-

$ 11.73		$ 14.38		$ 13.79		$ 11.78		$ 14.44	$ 13.81		$ 11.79		$ 14.44	$ 13.81

(12.22)%	(c)	12.36%	(c)	9.43%	(c)	(12.22%)		12.33%	9.43%		(12.21%)		12.33%	9.43%
$ 88		$ 12		$ 11		$ 11		$ 12	$ 11		$ 13		$ 12	$ 11
$ 72		$ 12		$ 10		$ 11		$ 12	$ 10		$ 12		$ 12	$ 10
3.14%	(d)	2.15%		2.23%	(d)	3.51%	(d)	2.15%	2.23%	(d)	3.90%	(d)	2.15%	2.23%	(d)
1.44%	(d)	1.24%		1.24%	(d)	1.24%	(d)	1.24%	1.24%	(d)	1.24%	(d)	1.24%	1.24%	(d)

0.82%	(d)	0.76%		0.91%	(d)	1.02%	(d)	0.76%	0.91%	(d)	1.00%	(d)	0.76%	0.91%	(d)

15.36%		12.18%		38.18%		15.36%		12.18%	38.18%		15.36%		12.18%	38.18%

Focused Advantage Fund
Class A						Class B					Class C
March 31,		September 30,				March 31,		September 30,			March 31,		September 30,
2008 (e)		2007		2006 (a)		2008 (e)		2007	2006 (a)		2008 (e)		2007	2006 (a)

$ 16.21		$ 15.31		$ 13.97		$ 16.11		$ 15.33	$ 13.97		$ 16.15		$ 15.33	$ 13.97

0.07		0.06		0.03		0.01		0.03	0.03		0.02		0.01	0.03

(2.75)		2.03		1.33		(2.71)		1.90	1.33		(2.73)		1.91	1.33
(2.68)		2.09		1.36		(2.70)		1.93	1.36		(2.71)		1.92	1.36

(0.05)		(0.15)		(0.02)		(0.02)		(0.11)	-		(0.02)		(0.06)	-
(1.25)		(1.04)		-		(1.25)		(1.04)	-		(1.25)		(1.04)	-
(1.30)		(1.19)		(0.02)		(1.27)		(1.15)	-		(1.27)		(1.10)	-

$ 12.23		$ 16.21		$ 15.31		$ 12.14		$ 16.11	$ 15.33		$ 12.17		$ 16.15	$ 15.33

(17.35)%	(c)	14.03%	(c)	9.74%	(c)	(17.58%)		12.92%	9.74%		(17.56)%		13.01%	9.74%
$ 482		$ 589		$ 11		$ 90		$ 120	$ 11		$ 477		$ 592	$ 11
$ 482		$ 269		$ 10		$ 107		$ 35	$ 10		$ 512		$ 390	$ 10
1.76%	(d)	1.71%		1.58%	(d)	2.45%	(d)	2.16%	1.58%	(d)	2.47%	(d)	2.44%	1.58%	(d)
1.44%	(d)	1.48%		1.24%	(d)	2.02%	(d)	1.93%	1.24%	(d)	2.05%	(d)	2.21%	1.24%	(d)

0.96%	(d)	0.60%		0.93%	(d)	0.26%	(d)	0.15%	0.93%	(d)	0.25%	(d)	(0.13%)	0.93%	(d)

9.65%		37.86%		43.27%		9.65%		37.86%	43.27%		9.65%		37.86%	43.27%

See Notes to Financial Statements

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Hillman Advantage Equity Fund, and The Hillman Focused Advantage Fund, (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of the Hillman Capital Management Investment Trust (the “Trust”), which was organized as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Hillman Advantage Equity Fund (“Advantage Equity Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek maximum total return through a combination of long-term capital appreciation and current income.

The Hillman Focused Advantage Fund (“Focused Advantage Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees of the Trust (the “Trustees”) approved, on February 14, 2006, a plan to authorize three new classes of shares for both Funds designated as Class A Shares, Class B Shares, and Class C Shares. On July 18, 2006, the Class A Shares, Class B Shares, and Class C Shares became effective. The Funds currently have an unlimited number of authorized shares, which are divided into four classes – No Load Shares, Class A Shares, Class B Shares, and Class C Shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ Class B and Class C shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge. Class B shares are charged at the rate of 5% in the first year and declining to 0% over a six-year period, and Class C shares at a rate of 1% if redeemed in the first year, which is payable to the Distributor of the Trust. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested. The No Load, Class A, Class B, and Class C shares are subject to distribution plan fees as described in Note 3. Class B shares automatically convert into Class A shares after eight years, and Class C shares are automatically converted into the No Load shares after ten years.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Funds bear expenses incurred specifically on their behalf as well as a portion of general trust expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

Dividend Distributions

The Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of the contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

The Funds pay a monthly advisory fee to Hillman Capital Management, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rate of 1.00%. For the six month period ended March 31, 2008, the Advisor has voluntarily waived a portion of these fees in the amounts of $115,268 and $110,157 for the Advantage Equity Fund and the Focused Advantage Fund, respectively. The Advisor has also voluntarily reimbursed the Advantage Equity Fund in the amount of

$7,997.

Administrator

Each Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the following schedule which is subject to a minimum of $2,000 per month per Fund. The Administrator also receives a fee to procure and pay the custodian for each Fund, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these fees is provided in the following schedule.

Administration Fees (1)		Custody Fees (2)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate
First $50 million	0.125%	First $100 million	0.020%	$2,250	All Assets	0.01%	$150 per state
Next $50 million	0.100%	Over $100 million	0.009%	$750 (3)			per class
Over $100 million	0.075%
(1)	Subject to a minimum fee of $2,000 per month
(2)	Subject to a minimum fee of $400 per month
(3)	For each additional class.

Compliance Services

Nottingham Compliance Services, LLC, a fully owned affiliate of The Nottingham Company, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750 per Fund.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds. It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month per Fund, plus $500 per month for each additional class of shares. The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. During the six month period ended March 31, 2008, there were no sales charges for the Advantage Equity Fund and sales charges of $1,196 for the Focused Advantage Fund.

                                                                                                                                (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

3.	Distribution and Service Fees

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the No Load Shares, Class A Shares, Class B Shares, and Class C Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Shares, Class A Shares, Class B Shares, and Class C Shares in the Funds or support servicing of those classes’ shareholder accounts. See the table below for a breakout of the 12b-1 fees incurred for the Advantage Equity Fund and the Focused Advantage Fund for the six month period ended March 31, 2008.

	12b-1 fees incurred
Fund	No Load Shares	Class A Shares	Class B Shares	Class C Shares
Advantage Equity	$27,758	$75	$ -	$ -
Focused Advantage	$97,665	$451	$406	$2,064

4.	Purchases and Sales of Investment Securities

For the six month period ended March 31, 2008 the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Advantage Equity	$3,454,425	$7,318,975
Focused Advantage	$10,202,719	$9,118,340

There were no purchases of long-term U.S. Government Obligations for either Fund during the six month period ended March 31, 2008.

5.	Federal Income Tax

The tax components of capital shown in Table 1 represent: (1) distribution requirements the Funds must satisfy under the income tax regulations, and (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of September 30, 2007.

Other book tax differences in the prior year primarily consist of adjustments due to reclassifications of income received from investments in real estate investment trusts and different book and tax treatment of short-term capital gains.

Table 1	Undistributed
Fund	Ordinary Income	Long-Term Capital Gains	Net Tax Appreciation
Advantage Equity	$128,325	$1,005,110	$5,245,332
Focused Advantage	$1,159,224	$4,848,697	$6,966,260

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2008 are noted below in Table 2. The net unrealized appreciation (depreciation) as of March 31, 2008 for the Advantage Equity Fund and the Focused Advantage Fund is $525,508, and ($12,274,866), respectively. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Table 2	Federal Tax Cost	Aggregate Gross Unrealized
Fund		Appreciation	Depreciation
Advantage Equity	$17,801,146	$2,451,706	($1,926,198)
Focused Advantage	$100,158,026	$5,909,523	($18,184,389)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carry-forwards. Permanent differences such as tax returns of capital and net investment losses, if any, would be reclassified against capital.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

For the year ended September 30, 2007	Distributions from
Fund	Ordinary Income	Long-Term Capital Gains
Advantage Equity	$307,074	$1,628,315
Focused Advantage	$1,819,866	$4,778,776

For the year ended September 30, 2006	Distributions from
Fund	Ordinary Income	Long-Term Capital Gains
Advantage Equity	$389,131	$124,336
Focused Advantage	$1,355,046	$ 1,446,145

Management has analyzed the Funds’ potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds’ financial statements.

6.   Capital Share Transactions

For the fiscal year or six month period ended	Advantage Equity Fund
	No Load Shares		Class A Shares
	March 31,	September 30,	March 31,	September 30,
	2008	2007 (a)	2008	2007 (a)
Transactions in Fund Shares			6,148	-
Shares sold	17,613	110,573
Reinvested distributions	134,907	139,156	533	61
Shares repurchased	(402,078)	(140,750)	-	-
Net Increase (Decrease) in Fund Shares	(249,558)	108,979	6,681	61
Shares Outstanding, Beginning of Period	1,821,831	1,712,852	855	794
Shares Outstanding, End of Period	1,572,273	1,821,831	7,536	855

For the fiscal year or six month period ended	Advantage Equity Fund
	Class B Shares		Class C Shares
	March 31,	September 30,	March 31,	September 30,
	2008	2007 (a)	2008	2007 (a)
Transactions in Fund Shares			210	-
Shares sold	-	-
Reinvested distributions	65	59	66	59
Shares repurchased	-	-	-	-
Net Increase in Fund Shares	65	59	276	59
Shares Outstanding, Beginning of Period	851	792	851	792
Shares Outstanding, End of Period	916	851	1,127	851

(a) Audited.

                                                                                                                             (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

For the fiscal year or six month period ended	Focused Advantage Fund
	No Load Shares		Class A Shares
	March 31,	September 30,	March 31,	September 30,
	2008	2007 (a)	2008	2007 (a)
Transactions in Fund Shares			16,453	36,370
Shares sold	2,178,622	4,204,535
Reinvested distributions	606,853	351,247	2,533	411
Shares repurchased	(2,133,623)	(3,169,182)	(15,931)	(1,171)
Net Increase in Fund Shares	651,852	1,386,600	3,055	35,610
Shares Outstanding, Beginning of Period	6,508,696	5,122,096	36,327	717
Shares Outstanding, End of Period	7,160,548	6,508,696	39,382	36,327

For the fiscal year or six month period ended	Focused Advantage Fund
	Class B Shares		Class C Shares
	March 31,	September 30,	March 31,	September 30,
	2008	2007 (a)	2008	2007 (a)
Transactions in Fund Shares			4,823	36,148
Shares sold	-	6,609
Reinvested distributions	702	113	3,174	767
Shares repurchased	(688)	-	(5,493)	(963)
Net Increase in Fund Shares	14	6,722	2,504	35,952
Shares Outstanding, Beginning of Period	7,438	716	36,668	716
Shares Outstanding, End of Period	7,452	7,438	39,172	36,668

(a) Audited.

7. New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds entered into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

Hillman Capital Management Funds

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information which is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on From N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Approval of Advisory Agreements During the Period

The Advisor supervises the investments of the Funds pursuant to an Investment Advisory Agreement. At the annual meeting of the Funds’ Board of Trustees on December 4, 2007, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year. In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, a copy of the Investment Advisory Agreement for the Funds; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Funds, and comparative expense ratio information for other mutual funds with strategies similar to the Funds; and a memorandum from Kilpatrick Stockton LLP (counsel to the Funds) that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor to the Funds, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares. The Trustees noted that the Funds’ president and principal executive officer, treasurer and principal financial officer, and chief compliance officer were either employees of the Advisor or retained by the Advisor and serve the Funds without additional compensation from the Funds. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of

                                                                                                                                 (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

the Advisor’s management of each Fund with its investment objective and policies. After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Funds and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, including any benefits derived or to be derived by the Advisor from the relationship with the Funds, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset level of each Fund; and the overall expenses of each Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds and the nature and frequency of advisory fee payments. The Trustees discussed the financial stability and profitability of the Advisor and the Advisor’s prior fee waivers in detail, including the nature and scope of cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit the Advisor’s other clients as well. The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. With respect to each Fund, the Trustees determined that the management fee was higher than the comparable funds and the net expense ratio, while higher than some of the comparable funds and lower than others, was higher than the industry average. The Trustees also noted that the each Fund was much smaller in size than the industry average. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Funds were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangements with the Advisor involved the management fee and voluntary waivers from the Advisor. The Trustees noted that, while the management fees remained the same at all asset levels, the Funds’ shareholders had experienced benefits from the Advisor’s voluntary waiver of advisory fees for the Funds and the Funds’ shareholders would benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor. Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Funds’ fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities). The Trustees also considered the anticipated portfolio turnover rate for the Funds; the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars) to the Funds compared with broker-dealers who provide only execution services; the difference between “full service” and “bare bones” commission rates, including consideration, each quarter, of whether the higher rates are reasonable in relation to the value of the services provided; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; the general nature and quality of any research, statistical, or other services received (or expected to be received) by the Advisor or the Funds in return for commissions paid by the Funds or by any other account advised by the Advisor. The Trustees then considered whether such services and soft dollars provide lawful and appropriate assistance to the Advisor in the performance of its investment decision-making responsibilities and whether any payments are made for such services through the use of concessions or mark-ups charged by underwriters or dealers in a principal (including riskless principal) capacity; the extent to which any soft dollar payment is allocated for products or services that provide

                                                                                                                               (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

both a research and a non-research function; the extent to which such services benefit other accounts, if any, advised by the Advisor; the extent to which such services enable the Advisor to avoid expenses that it otherwise would be required to bear under the Investment Advisory Agreement with the Funds; the alternatives to “paying up for research” (e.g., paying for research with cash, enlarging the investment staff, etc.); and the opportunities for the Advisor to recapture brokerage or related fees (e.g., as to equity funds, tender offer fees, underwriting fees, etc.) and credit it against the fees of the Funds. After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Trust’s independent trustees, approved the renewal of the Investment Advisory Agreement.

The Hillman Capital Management

Mutual Funds are a series of the

Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	7600 Wisconsin Avenue
Post Office Drawer 4365	Suite 650
Rocky Mount, North Carolina 27803	Bethesda, Maryland 20814

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	hillmancapital.com

Item 2.	CODE OF ETHICS.

             Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: May 30, 2008	Mark A. Hillman, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Date: May 30, 2008	Mark A. Hillman, Trustee, President and Principal Executive Officer

By: (Signature and Title)	/s/ John D. Marriott, Jr.,
Date: May 30, 2008	John D. Marriott, Jr., Treasurer and Principal Financial Officer